CTIVP® – CenterSquare Real Estate Fund
Third Quarter Report
September 30, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
CTIVP® – CenterSquare Real Estate Fund, September 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.2%
Issuer	Shares	Value ($)
Real Estate 99.2%
Data Center REITs 12.1%
Digital Realty Trust, Inc.	41,070	7,100,182
Equinix, Inc.	13,730	10,753,885
Total		17,854,067
Diversified REITs 2.3%
Broadstone Net Lease, Inc.	80,180	1,432,816
Federal Realty Investment Trust	19,400	1,965,414
Total		3,398,230
Health Care REITs 21.5%
Alexandria Real Estate Equities, Inc.	10,420	868,403
American Healthcare REIT, Inc.	45,090	1,894,231
Diversified Healthcare Trust	31,683	139,722
Healthcare Realty Trust, Inc.	70,860	1,277,606
Healthpeak Properties, Inc.	208,590	3,994,498
National Health Investors, Inc.	18,550	1,474,725
Omega Healthcare Investors, Inc.	55,230	2,331,810
Ventas, Inc.	89,300	6,250,107
Welltower, Inc.	75,370	13,426,412
Total		31,657,514
Hotel & Resort REITs 2.8%
Apple Hospitality REIT, Inc.	22,470	269,865
DiamondRock Hospitality Co.	122,290	973,428
Host Hotels & Resorts, Inc.	151,970	2,586,530
Sunstone Hotel Investors, Inc.	31,590	295,998
Total		4,125,821
Industrial REITs 10.5%
Americold Realty Trust, Inc.	50,630	619,711
EastGroup Properties, Inc.	3,800	643,188
First Industrial Realty Trust, Inc.	29,430	1,514,762
Lineage, Inc.	10,500	405,720
Prologis, Inc.	93,060	10,657,231
Rexford Industrial Realty, Inc.	37,940	1,559,714
Total		15,400,326
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Family Residential REITs 9.3%
Camden Property Trust	37,790	4,035,216
Elme Communities	16,824	283,653
Equity Residential	42,380	2,743,257
Essex Property Trust, Inc.	6,710	1,795,999
UDR, Inc.	129,280	4,816,973
Total		13,675,098
Office REITs 5.0%
BXP, Inc.	24,780	1,842,145
Cousins Properties, Inc.	81,058	2,345,818
Douglas Emmett, Inc.	23,500	365,895
Empire State Realty Trust, Inc., Class A	72,030	551,750
Hudson Pacific Properties, Inc.(a)	9,151	25,257
Piedmont Realty Trust, Inc.	30,008	270,072
Vornado Realty Trust	47,160	1,911,395
Total		7,312,332
Other Specialized REITs 5.5%
Iron Mountain, Inc.	45,170	4,604,630
Lamar Advertising Co., Class A	6,470	792,057
VICI Properties, Inc.	83,260	2,715,109
Total		8,111,796
Retail REITs 17.1%
Agree Realty Corp.	37,140	2,638,426
Brixmor Property Group, Inc.	132,240	3,660,403
InvenTrust Properties Corp.	3,917	112,105
Kimco Realty Corp.	172,430	3,767,595
Kite Realty Group Trust	113,530	2,531,719
Macerich Co. (The)	48,510	882,882
NetSTREIT Corp.	56,030	1,011,902
NNN REIT, Inc.	27,800	1,183,446
Realty Income Corp.	74,990	4,558,642
Simon Property Group, Inc.	25,820	4,845,639
Total		25,192,759
Self Storage REITs 7.6%
Extra Space Storage, Inc.	43,860	6,181,628
Public Storage	17,390	5,023,102
Total		11,204,730

CTIVP® – CenterSquare Real Estate Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – CenterSquare Real Estate Fund, September 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Single-Family Residential REITs 4.6%
American Homes 4 Rent, Class A	71,800	2,387,350
Equity LifeStyle Properties, Inc.	29,840	1,811,288
Invitation Homes, Inc.	88,580	2,598,051
Total		6,796,689
Telecom Tower REITs 0.9%
American Tower Corp.	3,770	725,047
SBA Communications Corp.	2,738	529,392
Total		1,254,439
Total Real Estate		145,983,801
Total Common Stocks (Cost: $127,379,887)		145,983,801

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.265%(b),(c)	961,261	960,973
Total Money Market Funds (Cost: $960,936)		960,973
Total Investments in Securities (Cost $128,340,823)		146,944,774
Other Assets & Liabilities, Net		283,233
Net Assets		$147,228,007
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2025.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.265%
	1,259,630	9,428,532	(9,727,255)	66	960,973	(54)	26,692	961,261
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
CTIVP® – CenterSquare Real Estate Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
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